Impairment Charges	12 Months Ended
Jan. 31, 2013
Impairment Charges

(5) Impairment Charges

During fiscal year 2013, due to the underperformance of certain product lines within the Water Resources division, and our Energy Services business, we assessed the value of certain of our long-lived assets within those businesses. We also assessed the value of certain of our trademarks in light of strategic decisions for those product lines. As a result of our assessments, we concluded that certain impairments of value had occurred, and we recorded impairment charges. The impaired assets included certain patents and trademarks and certain property and equipment. The carrying value of the assets before impairment was $15.8 million and the impairments totaled $8.4 million, of which $4.4 million was associated with the Water Resources division and $4.0 million was associated with the Energy Services business. The charges consisted of $2.9 million associated with intangible assets, with the remainder consisting of adjustments to record tangible assets at an expected sales value. None of these operations had any associated goodwill recorded. Of the total assessed fair value of $7.4 million, the amount determined based on Level 1 inputs was $3.6 million, with the remainder based on Level 3 inputs. (See Note 13 for additional discussion of how Level 1, 2 and 3 inputs are defined.)

During fiscal year 2012, in connection with the annual goodwill impairment test and as a result of the on-going weakness in municipal spending due to the poor economic environment, changes in corporate strategy and the revision of its reporting units and segments and declining natural gas prices, the Company reassessed its estimates of the fair value of its reporting units. These circumstances indicated a potential impairment of our goodwill and, as such, we assessed the fair value of our goodwill to determine if the book value exceeded its fair value. As a result of this assessment, we determined that the carrying value of goodwill of $105.7 million exceeded its fair value and we recorded an impairment charge of $86.2 million. Of this charge, $17.1 million related to the Water Resources division, $23.1 million to the Inliner division, $44.6 million to the Heavy Civil division, $1.0 million to the discontinued Energy division and $0.4 million to our other businesses. The total assessed fair value of $19.5 million was determined based on Level 3 inputs. The write-offs were a result of projected continued weakness in demand for construction projects that was greater and more persistent than originally anticipated, continuing projected weakness in the economy adversely affecting spending by government agencies and the resulting pressures on margins from increased competition from smaller competitors. The goodwill charge in the Water Resources division was also impacted by a shift in the corporate strategy in the fourth quarter to focus more on traditional water treatment services, resulting in the write-off of goodwill associated with acquired companies that had a heavy research and development focus.

Also during fiscal year 2012, due to a change in corporate strategy to emphasize the Layne name for all the Company’s services worldwide, we decided to cease using certain trade names. The Company recorded an impairment charge of $9.4 million related to those trade names, $9.1 million of which was associated with the Heavy Civil division. Additionally, due to significant underperformance of certain water treatment businesses, we assessed the value of certain of our definite-lived intangible assets and recorded an impairment charge of $2.0 million in the Energy Services division. The carrying value of the trademarks and other intangibles before impairment was $12.6 million. The total assessed fair value of $1.2 million was determined based on Level 3 inputs.